Fair Value Measurements (Narrative) (Details) (USD $) In Thousands, unless otherwise specified	3 Months Ended
	Mar. 31, 2015	Mar. 31, 2014
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Unrealized gain due to revaluation of the deferred payments in connection with acquisition	$ (13,256)	$ (7,495)
Solid Concepts Inc [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Unrealized gain due to revaluation of the deferred payments in connection with acquisition	$ 13,300